Note 11 - Employee Benefit Plans (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	42,919	34,931	31,885
Discontinued Operations 1 [Member]
Note 11 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer			1,196
Minimum [Member]
Note 11 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Percentage Contribution	10.00%
Maximum [Member]
Note 11 - Employee Benefit Plans (Details) [Line Items]
Defined Contribution Plan Employer Percentage Contribution	22.00%